General and Administrative Expenses - Schedule of general and administrative expenses (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2024	Dec. 31, 2023
Selling, general and administrative expense [Abstract]
Management fees, salaries and wages	$ 767	$ 913	$ 2,500	$ 2,321
Marketing	519	319	1,465	957
Office, administration, and regulatory	1,571	1,296	3,651	3,533
Professional fees, advisory, and consulting	1,707	1,170	3,772	3,217
Total	$ 4,564	$ 3,698	$ 11,388	$ 10,028